Note 08 - Other Income (Detail: Text Values) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Income [Abstract]
Net gains (losses) related to non-current assets and disposal groups held for sale	€ 404	€ 10	€ 59